Related Party Transactions and Balances (Details Narrative) (10-K) - USD ($)		1 Months Ended	6 Months Ended		12 Months Ended
	Jun. 19, 2018	May 31, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2014	May 10, 2016
Debt instrument face amount	$ 114,000
Debt instrument interest rate	1.90%
Debt maturity date	Sep. 30, 2018
Payment from advance						$ 12,500
Three Unsecured Promissory Notes [Member]
Interest expense			$ 19,836	$ 3,630	16,918
Due to related party					6,836
Accrued interest			$ 29,918		10,082
Three Promissory Notes [Member]
Debt instrument face amount					$ 130,000
Debt instrument interest rate					10.00%
Interest expense						2,562
Promissory Note One [Member]
Promissory notes execution dates					Apr. 26, 2016
Promissory Note Two [Member]
Promissory notes execution dates					Sep. 01, 2016
Promissory Note Three [Member]
Promissory notes execution dates					Oct. 05, 2016
Promissory Notes [Member]
Interest expense						$ 7,452
Promissory notes execution dates						May 10, 2016
Officer and Director [Member] | Three Unsecured Promissory Notes [Member]
Debt instrument face amount		$ 400,000
Debt instrument interest rate		10.00%
Debt maturity date		Jun. 01, 2018
Officer and Director [Member] | Promissory Notes [Member]
Debt instrument face amount								$ 170,000
Debt instrument interest rate								10.00%
President [Member]
Cash advances to related party						$ 12,500	$ 12,500